Leases	12 Months Ended
Mar. 28, 2020
Leases [Abstract]
Disclosure Of LeasesLessee Operating Leases and Finance Leases [Text Block]
12.	Leases:
Amounts recognized in the Consolidated Statement of Earnings were as follows:

52 weeks ended March 28, 2020
(in thousands)
Fixed operating lease expense	$12,704
Variable operating lease expense	4,437

Total lease expense	$17,141

Variable operating lease expense includes percentage rent, taxes, mall advertising and common area maintenance charges. Rent expense from continuing operations for the Company was approximately $15.4 million for year ended March 30, 2019, and $14.3 million for year ended March 31, 2018.
The weighted average remaining operating lease term was six years and the weighted average discount rate was 10.0% for all of the Company’s operating leases as of March 28, 2020.
The following table provides supplemental cash flow information related to the Company’s operating leases

52 weeks ended March 28, 2020
(in thousands)
Cash outflows from operating activities attributable to operating leases	$10,245
Right-of-use assets obtained in exchange for operating lease liabilities	3,509
The following table reconciles the undiscounted cash flows expected to be paid in each of the next five fiscal years and thereafter to the operating lease liability recorded on the Consolidated Balance Sheet for operating leases and finance leases which is included in long-term debt on the existing as of March 28, 2020.

Minimum Lease Payments as of March 28, 2020 (in thousands)
Year ending March:	Operating
2021	13,399
2022	13,333
2023	13,742
2024	13,248
2025	11,837

Thereafter	62,123

Total minimum lease payments	127,682
Less: amount of total minimum lease payments representing interest	(49,223)

Present value of future total minimum lease payments	78,459
Less: current portion of lease liabilities	(5,823)

Long-term lease liabilities	$72,636

As of March 28, 2020, there was one executed agreement in respect to a store relocation without commencement dates, which has total fixed undiscounted commitments of $3.3 million over the ten-year
term.
As disclosed in the consolidated financial statements included in the Company’s Annual Report on Form
20-F
for the year ending March 30, 2019, under previous lease accounting, future minimum lease payments for operating leases having an initial or remaining non-cancelable
lease term in excess of one year were as follows:

Minimum Lease Payments as of March 30, 2019 (in thousands)
Year ending March:	Operating
2020	$10,231
2021	13,144
2022	12,905
2023	12,795
2024	12,401
Thereafter	69,245

130,721